UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05809

Nuveen Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Performance Plus Municipal Fund, Inc. (NPP)
	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.9% (100.0% of Total Investments)

	MUNICIPAL BONDS – 152.9% (100.0% of Total Investments)

	Alaska – 1.6% (1.1% of Total Investments)
$ 2,000	Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Refunding Series	No Opt. Call	AA+	$ 2,016,580
	2010A, 5.000%, 4/01/15
3,945	CivicVentures, Alaska, Revenue Bonds, Anchorage Convention Center Series 2006, 5.000%,	9/15 at 100.00	AA–	4,045,795
	9/01/34 – NPFG Insured
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
8,500	5.000%, 6/01/32	6/15 at 100.00	B2	7,620,590
3,545	5.000%, 6/01/46	6/15 at 100.00	B2	2,927,071
17,990	Total Alaska			16,610,036
	Arizona – 1.5% (1.0% of Total Investments)
4,000	Arizona School Facilities Board, School Facilities Board Revenue Bonds, Series 2005, 5.000%,	7/15 at 100.00	AAA	4,082,240
	1/01/17 (Pre-refunded 7/01/15)
2,500	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Civic Plaza Expansion	No Opt. Call	AA	2,547,375
	Project, Subordinate Series 2005A, 5.000%, 7/01/35 – FGIC Insured
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A,	7/20 at 100.00	A+	8,807,582
	5.000%, 7/01/40
14,280	Total Arizona			15,437,197
	Arkansas – 0.4% (0.3% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%,	5/15 at 100.00	N/R	4,151,274
	5/01/28 – ACA Insured
	California – 19.8% (12.9% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+	3,792,985
	Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA	2,772,276
	2005B, 0.000%, 8/01/28 – AGM Insured
15,870	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project,	No Opt. Call	AA	14,335,688
	Series 1997C, 0.000%, 9/01/20 – AGM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	5,829,900
	2013S-4, 5.000%, 4/01/38
3,250	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H,	5/18 at 100.00	AA	3,706,333
	5.000%, 5/01/22 – AGM Insured
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37	4/16 at 100.00	A+	5,203,800
7,000	5.250%, 4/01/39	4/16 at 100.00	A+	7,293,020
2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A,	7/20 at 100.00	Baa2	2,635,160
	5.750%, 7/01/40
3,700	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric Company,	6/17 at 100.00	A3	3,961,590
	Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
1,300	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I,	11/23 at 100.00	A1	1,520,597
	5.000%, 11/01/38
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	Aa3	5,235,000
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	Aa3	17,419,520
10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	Aa3	11,500,200
6,435	California State, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 –	No Opt. Call	Aa3	6,875,862
	AMBAC Insured
3,770	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	AA–	4,327,621
	Obligated Group, Series 2010, 5.250%, 11/01/30
3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/18 at 100.00	A	3,370,350
	Healthcare West, Series 2008C, 5.625%, 7/01/35
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	5,597,900
	2006C, 5.000%, 8/01/32 – AGM Insured
7,240	Desert Community College District, Riverside County, California, General Obligation Bonds, Election	8/17 at 56.01	AA	3,872,459
	2004 Series 2007C, 0.000%, 8/01/28 – AGM Insured
910	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding	1/31 at 100.00	BBB–	712,776
	Series 2013A, 0.000%, 1/15/42
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,345	4.500%, 6/01/27	6/17 at 100.00	B	2,305,651
7,750	5.000%, 6/01/33	6/17 at 100.00	B	6,749,708
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,220,940
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	8,656,498
	Bonds, Series 2007A-2, 5.300%, 6/01/37
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,299,150
	Series 2007, 0.000%, 8/01/32 – FGIC Insured
5,000	Los Angeles Community College District, California, General Obligation Bonds, Series 2007C,	8/17 at 100.00	AA+ (4)	5,557,598
	5.000%, 8/01/32 (Pre-refunded 8/01/17) – FGIC Insured
2,495	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	1/19 at 100.00	AA	2,881,226
	2009A, 5.375%, 7/01/34
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds, Election	No Opt. Call	AA–	1,660,232
	2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured
1,855	Mount San Antonio Community College District, Los Angeles County, California, General Obligation	8/35 at 100.00	AA	1,340,089
	Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B,	No Opt. Call	A	4,707,516
	6.500%, 11/01/39
920	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A, 5.125%,	6/15 at 100.00	N/R (4)	1,074,220
	12/01/23 – AMBAC Insured (ETM)
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue	9/16 at 100.00	AA	2,138,460
	Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
2,615	New Haven Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA–	1,300,701
	2004A, 0.000%, 8/01/28 – NPFG Insured
8,985	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding	No Opt. Call	AA–	9,832,825
	Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 – NPFG Insured
2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage	No Opt. Call	Aaa	2,536,273
	Revenue Bonds, Series 1986D, 8.000%, 4/01/16 (ETM)
920	Palmdale, California, Certificates of Participation, Park Improvement & Avenue Construction,	3/15 at 100.00	A3	921,573
	Series 2002, 5.000%, 9/01/32 – NPFG Insured
5,960	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	8/17 at 100.00	AA–	6,426,249
	5.000%, 8/01/32 – NPFG Insured
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 –	No Opt. Call	AA	4,515,540
	AGC Insured
1,780	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation,	7/15 at 102.00	A3	1,835,465
	Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – NPFG Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender	8/19 at 100.00	Aa2	3,154,225
	Option Bond Trust 3504, 20.000%, 2/01/33 (IF)
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA–	5,500,365
	Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
2,965	San Juan Unified School District, Sacramento County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	1,935,196
	2004A, 0.000%, 8/01/28 – NPFG Insured
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AA+	2,932,501
	Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured
2,315	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	B+	2,315,833
	Series 2005A-1, 4.750%, 6/01/23
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series	No Opt. Call	AA+	1,993,435
	2001B, 0.000%, 9/01/25 – FGIC Insured
2,515	Vacaville Unified School District, California, General Obligation Bonds, Series 2005, 5.000%,	8/15 at 100.00	AA–	2,571,789
	8/01/30 – NPFG Insured
2,730	Vacaville Unified School District, California, General Obligation Bonds, Series 2005, 5.000%,	8/15 at 100.00	AA– (4)	2,797,213
	8/01/30 (Pre-refunded 8/01/15) – NPFG Insured
208,790	Total California			200,123,508
	Colorado – 10.1% (6.6% of Total Investments)
5,240	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	AA (4)	5,462,490
	5.000%, 12/15/24 (Pre-refunded 12/15/15) – AGM Insured
6,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series	9/16 at 100.00	A+	6,564,249
	2006A, 4.500%, 9/01/38
2,295	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series	2/21 at 100.00	A+	2,538,132
	2011A, 5.000%, 2/01/41
14,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth	1/20 at 100.00	AA–	15,727,600
	Health Services Corporation, Series 2010A, 5.000%, 1/01/40
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association,	5/17 at 100.00	A–	2,157,460
	Series 2007, 5.250%, 5/15/42
3,225	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	3,720,070
	5.000%, 11/15/43
13,620	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AA–	11,883,450
	9/01/21 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
16,635	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	8,951,460
33,120	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	16,893,850
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	6,012,026
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	AA–	8,408,065
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
5,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	5,935,900
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,306,388
40	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	40,607
	FGIC Insured
	University of Colorado, Enterprise System Revenue Bonds, Series 2005:
2,130	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	2,164,847
1,145	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	1,163,732
136,360	Total Colorado			101,930,326
	Connecticut – 0.8% (0.5% of Total Investments)
7,640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	7/16 at 100.00	AAA	8,098,706
	2007Z-1, 5.000%, 7/01/42
	District of Columbia – 0.7% (0.5% of Total Investments)
1,875	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/15 at 100.00	A1	1,875,450
	Series 2001, 6.250%, 5/15/24
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	5,112,000
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
6,875	Total District of Columbia			6,987,450
	Florida – 8.6% (5.6% of Total Investments)
	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Venice
	Homes Apartments, Series 2001A:
1,545	5.700%, 1/01/32 (Pre-refunded 3/02/15) – AGM Insured (Alternative Minimum Tax)	3/15 at 100.00	AA (4)	1,552,354
1,805	5.800%, 1/01/36 (Pre-refunded 3/02/15) – AGM Insured (Alternative Minimum Tax)	3/15 at 100.00	AA (4)	1,813,754
2,740	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-2, 4.950%,	1/16 at 100.00	AA+	2,797,047
	7/01/37 (Alternative Minimum Tax)
7,705	Jacksonville, Florida, Special Revenue Bonds, Series 2010B-1, 5.000%, 10/01/15 (ETM)	No Opt. Call	AA– (4)	7,956,491
10,000	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 –	4/15 at 100.00	AA	10,078,398
	AGM Insured
4,500	Leon County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/15 –	No Opt. Call	AA	4,640,083
	AMBAC Insured
3,775	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A	3,864,883
	5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1,	10/20 at 100.00	A	5,820,600
	5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	2,909,125
	5.000%, 10/01/27
3,150	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/15 at 100.00	AA (4)	3,213,977
	2005, 5.000%, 7/01/24 (Pre-refunded 7/01/15) – NPFG Insured
2,410	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	AA (4)	2,484,734
	11/01/30 (Pre-refunded 11/01/15) – NPFG Insured
5,500	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012,	No Opt. Call	AA	6,458,320
	5.000%, 7/01/31
1,665	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc.,	10/19 at 100.00	A	1,884,680
	Series 2009, 5.125%, 10/01/26
2,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/25 –	8/15 at 100.00	AA	2,457,000
	AMBAC Insured
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%,	No Opt. Call	AA–	5,509,852
	10/01/29 – FGIC Insured
	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,
	Series 2007:
2,000	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	2,166,200
4,700	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	5,080,089
6,000	Saint John’s County, Florida, Sales Tax Revenue Bonds, Series 2006, 5.000%, 10/01/36 –	10/16 at 100.00	AA+	6,394,440
	BHAC Insured
6,000	Sunshine State Governmental Financing Commission, Florida, Revenue Bonds, Miami Dade County	No Opt. Call	AA–	6,169,560
	Program, Series 2011A, 5.000%, 9/01/15
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,829,980
	5.000%, 11/15/33
81,780	Total Florida			87,081,567
	Georgia – 1.4% (0.9% of Total Investments)
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	AA–	6,109,750
	FGIC Insured
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB	2,271,720
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
3,000	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A,	2/16 at 100.00	N/R	3,047,370
	5.000%, 2/01/30 – SYNCORA GTY Insured
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional	8/18 at 100.00	AA	2,860,500
	Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
12,500	Total Georgia			14,289,340
	Illinois – 25.9% (16.9% of Total Investments)
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A,	12/21 at 100.00	A+	1,543,632
	5.000%, 12/01/41
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	8,960,900
	Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	8,300,000
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
1,890	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series	1/16 at 100.00	AA–	1,972,385
	2005A, 5.000%, 1/01/33 – FGIC Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	AA–	26,650,915
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	AA–	26,004,667
3,350	Chicago, Illinois, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17 – AGM Insured	7/15 at 100.00	AA	3,363,266
5,325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	6,029,977
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	7,659,520
15,285	0.000%, 11/01/19	No Opt. Call	AAA	14,305,537
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,746,480
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA	2,167,740
	8/15/47 – AGC Insured (UB)
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust	No Opt. Call	AA+	6,095,896
	1137, 9.446%, 7/01/15 (IF)
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	3,423,120
2,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,530,700
870	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	1,046,741
	6.000%, 7/01/43
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C,	2/21 at 100.00	AA–	2,893,825
	5.500%, 8/15/41 (UB) (5)
	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers,
	Series 2008A:
2,250	6.000%, 8/15/23	8/18 at 100.00	BBB+	2,542,140
3,055	5.500%, 8/15/30	8/18 at 100.00	BBB+	3,393,341
4,960	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	5,152,795
	Refunding Series 2007A, 5.250%, 5/01/34
2,515	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	8/22 at 100.00	A–	2,847,684
2,235	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	2,576,888
	5.000%, 1/01/38
28,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	11,626,440
	Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality	No Opt. Call	Aaa	14,512,542
	Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
9,400	0.000%, 12/15/18 – NPFG Insured	No Opt. Call	AA–	8,847,938
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	AA–	14,438,435
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	19,391,705
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	9,869,922
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	6,057,525
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured
5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA– (4)	6,408,489
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)
2,685	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.000%, 2/01/30 – AGM Insured	2/20 at 100.00	AA	2,918,434
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AA	22,903,466
	General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	3,891,098
	Series 2006, 0.000%, 1/01/23 – AGM Insured
289,820	Total Illinois			262,074,143
	Indiana – 4.0% (2.6% of Total Investments)
5,000	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage Bonds,	No Opt. Call	AA+	5,402,350
	Series 2006A, 5.000%, 7/15/26 – AGM Insured
3,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	N/R (4)	3,219,480
	Series 2006, 5.250%, 8/01/36 (Pre-refunded 8/01/16)
2,525	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	2,839,565
	2012A, 5.000%, 5/01/42
3,075	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project,	7/23 at 100.00	BBB	3,373,490
	Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
805	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	909,763
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
750	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation	2/16 at 100.00	AA–	785,565
	Group, Series 2006B, 5.000%, 2/15/23
435	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional	No Opt. Call	AA	447,097
	Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated Group,	7/15 at 100.00	AA– (4)	4,338,403
	Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)
3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	3,184,290
	Indiana, Series 2007, 5.500%, 3/01/37
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	N/R (4)	2,024,720
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
3,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2011A,	No Opt. Call	A+	3,415,500
	5.000%, 1/01/31
9,560	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	7,102,220
	AMBAC Insured
2,395	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds, Series	7/15 at 100.00	AA+ (4)	2,441,703
	2005, 4.375%, 7/15/26 (Pre-refunded 7/15/15) – NPFG Insured
1,580	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2005Z,	No Opt. Call	AA	1,088,683
	0.000%, 1/15/28 – AGM Insured
41,445	Total Indiana			40,572,829
	Iowa – 2.5% (1.6% of Total Investments)
1,500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,559,025
	5.500%, 7/01/21
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
3,000	5.000%, 12/01/19	No Opt. Call	BB–	3,220,560
2,220	5.250%, 12/01/25	12/23 at 100.00	BB–	2,461,336
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
5,200	5.375%, 6/01/38	6/15 at 100.00	B+	4,644,692
4,465	5.500%, 6/01/42	6/15 at 100.00	B+	4,012,294
5,400	5.625%, 6/01/46	6/15 at 100.00	B+	4,917,402
4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	4,302,675
	5.600%, 6/01/34
26,285	Total Iowa			25,117,984
	Kansas – 0.2% (0.1% of Total Investments)
2,235	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	1,607,166
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Louisiana – 0.0% (0.0% of Total Investments)
180	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed	4/15 at 100.00	Aaa	180,382
	Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1997B-1,
	5.750%, 10/01/26
	Maine – 0.1% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,215,228
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 0.9% (0.6% of Total Investments)
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/22 at 100.00	A2	3,942,610
	Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43
2,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB	2,832,438
	Hospital, Series 2008, 6.000%, 1/01/28
2,000	Maryland Transportation Authority, Project Revenue Bonds, Series 2007, 5.000%, 3/01/16	No Opt. Call	AAA	2,104,560
8,050	Total Maryland			8,879,608
	Massachusetts – 4.3% (2.8% of Total Investments)
3,355	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	No Opt. Call	AAA	3,802,255
6,250	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	7,089,688
	Senior Lien Series 2010B, 5.000%, 1/01/37
1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A–	1,442,375
	Obligated Group, Series 2013, 5.250%, 11/15/41
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street
	Redevelopment, M/SRBC Project, Series 2002A:
4,000	5.125%, 8/01/28 – NPFG Insured	2/15 at 100.00	AA–	4,006,120
7,125	5.125%, 2/01/34 – NPFG Insured	2/15 at 100.00	AA–	7,134,761
4,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	5,142,105
	System, Series 2010J, 5.000%, 7/01/39
8,730	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AA	8,972,170
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series	7/18 at 100.00	A–	545,670
	2008E-1 &2, 5.125%, 7/01/38
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	5,341,721
	2013A, 5.000%, 5/15/43
40,270	Total Massachusetts			43,476,865
	Michigan – 3.5% (2.3% of Total Investments)
1,060	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	1,168,608
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,250	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	1,373,163
	4.500%, 11/01/23
	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A:
5,565	5.000%, 7/01/30 – NPFG Insured	7/15 at 100.00	AA–	5,636,622
5,000	5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–	5,043,500
3,305	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	AA–	3,401,209
	7/01/33 – FGIC Insured
2,000	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.250%,	No Opt. Call	AA–	2,123,000
	7/01/16 – NPFG Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	2,227,380
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA	460,692
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series
	2014D-1, 5.000%, 7/01/37 – AGM Insured
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 –	10/16 at 50.02	AA–	2,953,688
	FGIC Insured
1,525	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	1,496,452
	Series 2008A, 6.875%, 6/01/42
2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	8/19 at 100.00	A1 (4)	3,097,650
	Hospital Obligated Group, Refunding Series 2009W, 6.375%, 8/01/29 (Pre-refunded 8/01/19)
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,453,416
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
4,930	Wayne County Airport Authority, Michigan, Revenue Bonds, Series 2007, 5.000%, 12/01/27 –	12/17 at 100.00	AA–	5,354,177
	NPFG Insured (Alternative Minimum Tax)
36,940	Total Michigan			35,789,557
	Minnesota – 2.0% (1.3% of Total Investments)
5,000	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation,	5/17 at 100.00	Baa1	5,277,200
	Series 2007, 5.250%, 5/01/37
13,490	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AA (4)	14,538,173
	Civic Center Project, Series 1996, 7.100%, 11/01/23 (Pre-refunded 11/01/15) – AGM Insured
18,490	Total Minnesota			19,815,373
	Mississippi – 1.2% (0.8% of Total Investments)
9,750	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/15 at 100.00	BBB	9,761,603
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	4/15 at 100.00	A (4)	2,484,628
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (Pre-refunded 4/06/15)
12,225	Total Mississippi			12,246,231
	Missouri – 2.9% (1.9% of Total Investments)
2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax	10/22 at 100.00	AA+	2,978,825
	Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
10,370	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth,	11/23 at 100.00	A2	11,824,807
	Series 2013A, 5.000%, 11/15/48
6,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point	1/16 at 100.00	AA– (4)	6,264,720
	Project, Series 2006, 5.000%, 1/01/34 (Pre-refunded 1/01/16) – NPFG Insured
3,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds,	1/17 at 100.00	AA+	3,218,610
	Series 2007A, 5.000%, 1/01/32 – AMBAC Insured
5,130	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – NPFG Insured	12/16 at 100.00	AA–	5,454,575
27,085	Total Missouri			29,741,537
	Nevada – 5.6% (3.7% of Total Investments)
3,540	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2010D, 5.000%, 7/01/24	No Opt. Call	AA–	4,145,588
24,195	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International	1/20 at 100.00	A+	27,714,647
	Airport, Series 2010A, 5.250%, 7/01/42
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015,	12/24 at 100.00	AA+	12,061,200
	5.000%, 6/01/33
4,385	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series	No Opt. Call	AA+	4,427,140
	2011C, 3.000%, 6/01/15
5,130	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	5,487,818
	5.250%, 7/01/31
2,500	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Trust 2634, 19.208%,	7/17 at 100.00	AA+	3,347,800
	7/01/31 – BHAC Insured (IF) (5)
49,750	Total Nevada			57,184,193
	New Hampshire – 0.6% (0.4% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue,	10/19 at 100.00	Baa1	5,728,600
	Series 2009A, 6.125%, 10/01/39
	New Jersey – 4.1% (2.7% of Total Investments)
940	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,055,676
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)
3,500	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/15 at 100.00	AA–	3,566,605
	2004A, 5.250%, 7/01/33 – NPFG Insured
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,577,430
	University Hospital, Series 2007, 5.750%, 7/01/37
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C,	No Opt. Call	AA	5,174,370
	5.500%, 12/15/18 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
1,815	0.000%, 12/15/26 – AMBAC Insured	No Opt. Call	AA+	1,287,470
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AA–	5,254,400
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	17,324,580
2,000	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/38	5/23 at 100.00	AA–	2,346,260
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	3,969,600
	Series 2007-1A, 4.750%, 6/01/34
67,255	Total New Jersey			41,556,391
	New York – 6.2% (4.1% of Total Investments)
970	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program,	7/15 at 100.00	N/R	972,706
	Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 – AMBAC Insured
8,115	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	9,229,514
	2011A, 5.250%, 2/15/47
2,565	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	2,740,292
	2/15/47 – FGIC Insured
4,410	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	4,949,343
	5.000%, 5/01/38
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA	14,070,832
	4.500%, 11/15/32 – AGM Insured (UB)
4,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	5,071,572
	Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40
2,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/15 at 100.00	AAA	2,548,075
	Revenue Bonds, Fiscal Series 2005D, 5.000%, 6/15/37
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	5,892,050
	Fiscal 2013 Series I, 5.000%, 5/01/38
5,010	New York City, New York, General Obligation Bonds, Fiscal 2012 Series C, 5.000%, 8/01/15	No Opt. Call	AA	5,133,246
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,441,540
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	No Opt. Call	A+	2,389,820
	Center Project, Series 2011, 5.750%, 11/15/51
2,650	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/20 at 100.00	BBB	3,158,588
	LLC Project, Eighth Series 2010, 6.000%, 12/01/42
57,220	Total New York			62,597,578
	North Carolina – 1.8% (1.2% of Total Investments)
5,550	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	5,977,794
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/39
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	3,796,617
	WakeMed, Series 2012A, 5.000%, 10/01/31
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,997,350
	Health System, Series 2009A, 5.000%, 6/01/42
4,055	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health	11/16 at 100.00	AA+	4,334,552
	Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured
16,405	Total North Carolina			18,106,313
	North Dakota – 0.5% (0.3% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	4,787,091
	6.250%, 11/01/31
	Ohio – 6.5% (4.2% of Total Investments)
9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (4)	10,709,756
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	A1	657,285
	2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,260	5.125%, 6/01/24	6/17 at 100.00	B–	4,557,790
6,360	5.875%, 6/01/30	6/17 at 100.00	B–	5,532,246
4,875	5.750%, 6/01/34	6/17 at 100.00	B–	4,129,271
4,290	6.000%, 6/01/42	6/17 at 100.00	B	3,677,903
14,830	5.875%, 6/01/47	6/17 at 100.00	B	12,685,879
11,460	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	10,252,231
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	2,833,444
	2011A, 6.000%, 11/15/41
6,280	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/15 at 100.00	A+	6,300,661
	5.000%, 5/01/30
3,685	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,233,439
	2013A-1, 5.000%, 2/15/48
69,345	Total Ohio			65,569,905
	Oklahoma – 0.1% (0.1% of Total Investments)
1,235	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA	1,305,951
	5.000%, 2/15/42
30	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	N/R (4)	32,737
	5.000%, 2/15/42 (Pre-refunded 2/15/17)
1,265	Total Oklahoma			1,338,688
	Pennsylvania – 4.3% (2.8% of Total Investments)
1,250	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	1,447,863
	Pittsburgh Medical Center, Series 2009A, 5.500%, 8/15/34
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue
	Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	AA	2,640,563
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	AA	2,528,719
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	AA	2,440,472
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	AA	2,275,922
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	AA	2,938,515
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	AA	1,846,964
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	AA	1,948,140
630	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	4/15 at 100.00	N/R	578,398
	Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23
2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA–	2,263,980
	Revenue, Series 2011B, 5.000%, 12/01/41
1,570	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	1,762,325
	0.000%, 12/01/38
5,750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	6,986,595
	6/01/33 – AGM Insured
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (4)	14,258,369
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
45,575	Total Pennsylvania			43,916,825
	Puerto Rico – 1.1% (0.7% of Total Investments)
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/25 –	7/15 at 100.00	AA–	623,169
	NPFG Insured
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%,	No Opt. Call	AA–	1,379,946
	7/01/23 – NPFG Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	B	966,330
	7/01/31 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
25,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	BBB	3,200,750
64,335	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	BBB	5,131,360
92,265	Total Puerto Rico			11,301,555
	Rhode Island – 0.2% (0.1% of Total Investments)
1,830	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	4/15 at 100.00	BBB+ (4)	1,837,869
	Series 2002A, 6.125%, 6/01/32 (Pre-refunded 4/20/15)
	South Carolina – 3.5% (2.3% of Total Investments)
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	15,454,377
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	8,452,627
2,250	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric System,	No Opt. Call	AA	2,442,713
	Series 2006C, 5.000%, 1/01/21 – AGM Insured
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	4,128,760
	5.500%, 12/01/54
4,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A,	10/19 at 100.00	A1	5,502,384
	5.250%, 10/01/40
52,880	Total South Carolina			35,980,861
	Tennessee – 1.8% (1.2% of Total Investments)
2,260	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	2,611,701
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
2,470	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger	10/19 at 100.00	AA	2,829,558
	Health System, Refunding Series 2004, 5.000%, 10/01/22 – AGM Insured
770	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger	10/19 at 100.00	AA (4)	910,148
	Health System, Refunding Series 2004, 5.000%, 10/01/22 (Pre-refunded 10/01/19) –
	AGM Insured
325	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	AA– (4)	326,326
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	6,525,300
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured
4,965	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	5,226,804
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
16,790	Total Tennessee			18,429,837
	Texas – 12.2% (8.0% of Total Investments)
5,000	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	AA–	5,250,250
	5.000%, 5/01/35 – NPFG Insured
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman	4/20 at 100.00	Baa1	2,942,450
	Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	1,177,000
	6.000%, 1/01/41
3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E,	No Opt. Call	A+	3,338,940
	5.000%, 11/01/42 (Alternative Minimum Tax)
160	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	174,061
	5.250%, 9/01/44
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien
	Series 2013B:
3,240	5.000%, 4/01/53	10/23 at 100.00	AA+	3,652,193
15,000	5.000%, 4/01/53 (UB)	10/23 at 100.00	AA+	16,908,300
9,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	9,711,090
	NPFG Insured
7,165	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding	11/31 at 41.91	AA	1,534,528
	Senior Lien Series 2014A, 0.000%, 11/15/49 – AGM Insured
3,975	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien	No Opt. Call	AA	3,961,207
	Series 2001A, 0.000%, 11/15/15 – NPFG Insured
3,885	Houston Independent School District Public Facility Corporation, Harris County, Texas, Lease	No Opt. Call	Aa1	3,605,902
	Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured
1,495	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AA	1,157,564
	Project, Series 2001B, 0.000%, 9/01/23 – AGM Insured
1,600	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A,	7/18 at 100.00	AA–	1,821,440
	5.500%, 7/01/39
1,275	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial	2/16 at 100.00	BBB	1,304,822
	Hospital Project, Series 2005, 5.375%, 8/15/35
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation
	Bonds, Series 2008:
5,000	0.000%, 8/15/39	8/17 at 27.35	AAA	1,314,200
19,800	0.000%, 8/15/41	8/17 at 24.20	AAA	4,604,094
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest	11/22 at 100.00	BBB	2,251,480
	Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28
	(Alternative Minimum Tax)
7,630	Northwest Independent School District, Denton County, Texas, General Obligation Bonds, Series	No Opt. Call	Aaa	8,229,947
	2007, 5.000%, 2/15/32
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds,	8/20 at 100.00	Aa3	3,380,028
	Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
5,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	11/17 at 100.00	AA	6,247,088
	Health Resources, Series 2007B, 5.000%, 11/15/47
3,500	Texas A&M University, Permanent University Fund Bonds, Refunding Series 2006, 5.000%, 7/01/36	No Opt. Call	AAA	3,718,120
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
14,815	5.000%, 12/15/27	No Opt. Call	A3	16,856,803
3,250	5.000%, 12/15/30	No Opt. Call	A3	3,671,168
4,905	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,537,941
	Refunding Series 2012A, 5.000%, 8/15/41
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	5,708,450
	Refunding Series 2015C, 5.000%, 8/15/37 (WI/DD, Settling 2/04/15)
4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A,	No Opt. Call	A–	2,908,000
	0.000%, 8/15/25 – AMBAC Insured
2,710	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa2	3,120,294
	Project, Series 2011, 6.000%, 11/01/41
139,545	Total Texas			124,087,360
	Utah – 0.5% (0.3% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,377,730
660	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1, 5.300%, 7/01/18	7/15 at 100.00	AA–	661,723
	(Alternative Minimum Tax)
305	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class II, 6.150%,	7/15 at 100.00	AAA	305,677
	1/01/27 (Alternative Minimum Tax)
50	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2, 5.650%, 7/01/27	7/15 at 100.00	AA	50,095
	(Alternative Minimum Tax)
215	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1, 5.750%, 7/01/19	7/15 at 100.00	Aaa	215,649
	(Alternative Minimum Tax)
4,230	Total Utah			4,610,874
	Virginia – 5.8% (3.8% of Total Investments)
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A	1,045,602
	System Obligated Group, Series 2013, 5.000%, 11/01/30
18,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/28 at 100.00	BBB+	19,768,496
	Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
10,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	AA	12,648,405
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
3,000	5.125%, 7/01/49	No Opt. Call	BBB–	3,281,310
7,150	5.000%, 7/01/52	No Opt. Call	BBB–	7,720,284
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
60	0.000%, 7/01/30	No Opt. Call	BBB–	31,064
5,755	0.000%, 7/01/35	No Opt. Call	BBB–	2,299,871
7,750	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	Aaa	7,890,353
	Series 2005, 5.625%, 6/01/37 (Pre-refunded 6/01/15)
4,030	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing,	7/22 at 100.00	BBB–	4,482,972
	Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
57,145	Total Virginia			59,168,357
	Washington – 3.1% (2.0% of Total Investments)
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA+	9,194,970
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series	10/22 at 100.00	AA	4,663,480
	2012A, 5.000%, 10/01/32
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,324,760
	Research Center, Series 2009A, 6.000%, 1/01/33
10,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	10,287,900
	Services, Series 2006A, 4.625%, 10/01/34 – NPFG Insured (UB) (5)
4,065	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%,	1/18 at 100.00	AA+ (4)	4,574,914
	1/01/33 (Pre-refunded 1/01/18)
32,300	Total Washington			31,046,024
	Wisconsin – 2.6% (1.7% of Total Investments)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc.,	4/23 at 100.00	A	2,888,800
	Series 2013A, 5.125%, 4/15/31
1,780	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,959,922
	Series 2012B, 5.000%, 2/15/40
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	3,191,730
	Healthcare System, Series 2006A, 5.250%, 8/15/23
5,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	6,027,700
	6.250%, 5/01/37
11,825	Wisconsin State, Transportation Revenue Bonds, Refunding Series 2007-I, 5.000%, 7/01/18	7/15 at 100.00	AA+ (4)	12,068,122
	(Pre-refunded 7/01/15) – NPFG Insured
24,105	Total Wisconsin			26,136,274
$ 1,732,185	Total Municipal Bonds (cost $1,361,966,467)			1,548,810,902

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 221	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 39,811
59	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	7,868
$ 280	Total Corporate Bonds (cost $25,102)				47,679
	Total Long-Term Investments (cost $1,361,991,569)				1,548,858,581
	Floating Rate Obligations – (2.8)%				(28,050,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (52.8)% (8)				(535,000,000)
	Other Assets Less Liabilities – 2.7%				27,227,646
	Net Assets Applicable to Common Shares – 100%				$ 1,013,036,227

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,548,810,902	$ —	$1,548,810,902
Corporate Bonds	—	—	47,679	47,679
Total	$ —	$1,548,810,902	$47,679	$1,548,858,581

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $1,336,809,600.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$195,165,922
Depreciation	(11,163,038)
Net unrealized appreciation (depreciation) of investments	$184,002,884

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.5%.
(ETM)	Escrowed to maturity.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Performance Plus Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2015